Fair value measurements - Schedule of Public and Private Warrants Measured at Fair Value (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Aug. 30, 2021 ₪ / shares	Aug. 30, 2021 $ / shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Exercise price (USD per share) | (per share)				₪ 11.50	$ 0.1
Minimum share price of company stock, in which company can redeem warrants (USD per share) | ₪ / shares				₪ 18
Public Warrant Liability
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Exercise price (USD per share) | $ / shares					$ 10
Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	$ 0	$ 54,117
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings		111,263
Ending balance, fair value measurement		0	$ 54,117
Warrant Reclassification
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityGainsLossIncludedInEarning		(165,380)
Public Warrant Liability
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityGainsLossIncludedInEarning		$ (110,368)
Exercise of public warrants (in shares) | shares		6,803,085
Exercise price (USD per share) | $ / shares	$ 11.5
Public Warrant Liability | Level 1 | Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	$ 0	$ 31,399
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings		78,969
Ending balance, fair value measurement		0	$ 31,399
Private Placement Warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityGainsLossIncludedInEarning		(55,012)
Exercise of public warrants (in shares) | shares	3,306,000
Antidilutive securities excluded from computation of earnings per share (in shares) | shares			9,666,667
Private Placement Warrants | Level 3 | Warrant Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance, fair value measurement	$ 0	22,718
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings		32,294
Ending balance, fair value measurement		$ 0	$ 22,718
Net Share Settlement
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Exercise of public warrants (in shares) | shares	6,798,440